Offerings	Aug. 20, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.000005 per share
Amount Registered | shares	53,100,853
Maximum Aggregate Offering Price	$ 5,877,640,852.04
Fee Rate	0.01531%
Amount of Registration Fee	$ 899,866.81
Rule 457(f)	true
Amount of Securities Received | shares	429,966,412
Value of Securities Received, Per Share | $ / shares	13.67
Value of Securities Received	$ 5,877,640,852.04
Fee Note MAOP	$ 5,877,640,852.04
Offering Note
(1)
Represents the estimated maximum number of shares of Class A common stock, par value $0.000005 per share, of CoreWeave, Inc., a Delaware corporation (“CoreWeave” and such shares, the “CoreWeave common stock”), issuable in connection with the proposed merger of Miami Merger Sub I, Inc., a Delaware corporation and a wholly owned subsidiary of CoreWeave, with and into Core Scientific, Inc., a Delaware corporation (“Core Scientific”), with Core Scientific continuing as the surviving company and as a wholly owned subsidiary of CoreWeave (the “Merger”). Consists of, based on the exchange ratio of 0.1235 shares of CoreWeave common stock per common stock, par value $0.00001 per share, of Core Scientific (the “Core Scientific common stock”), in each case with respect to outstanding Core Scientific shares or securities convertible into Core Scientific shares, and Tranche 1 Warrants and Tranche 2 Warrants, outstanding as of August 14, 2025: (i) 39,535,523 shares of CoreWeave common stock to be issued, in exchange for (a) all shares of Core Scientific common stock, (b) 288,460 shares of Core Scientific common stock reserved for disputed claims in connection with the Fourth Amended Joint Chapter 11 Plan of Core Scientific, Inc. and its Affiliated Debtors (with Technical Modifications) filed with the United States Bankruptcy Court for the Southern District of Texas by Core Scientific and certain of its affiliates and (c) certain Core Scientific restricted stock unit awards, performance stock unit awards and options, (ii) 12,033,134 shares of CoreWeave common stock issuable upon exercise of New Tranche 1 Warrants (as defined in the Warrant Agreement, dated as of January 23, 2024, by and between Core Scientific and Computershare Inc. and its affiliate, Computershare Trust Company, N.A. (the “Warrant Agreement”)) to purchase shares of CoreWeave common stock issued in exchange for Tranche 1 Warrants (as defined in the Warrant Agreement) to purchase shares of Core Scientific common stock and (iii) 1,532,196 shares of CoreWeave common stock issuable upon exercise of New Tranche 2 Warrants (as defined in the Warrant Agreement) to purchase shares of CoreWeave common stock issued in exchange for Tranche 2 Warrants (as defined in the Warrant Agreement) to purchase shares of Core Scientific common stock.

(2)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated thereunder. The aggregate offering price ($5,877,640,852.04) is (x) the average of the high and low prices of Core Scientific common stock as reported on Nasdaq on August 14, 2025 ($13.67) multiplied by (y) the maximum number of shares of Core Scientific common stock (429,966,412) to be exchanged for shares of CoreWeave common stock upon completion of the Merger.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	New Tranche 1 Warrants to purchase CoreWeave common stock
Amount Registered | shares	97,434,281
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(3)
Consists of CoreWeave New Tranche 1 Warrants to purchase shares of CoreWeave common stock issued in the Merger in exchange for Tranche 1 Warrants to purchase shares of Core Scientific common stock. The registration fee with respect to the CoreWeave New Tranche 1 Warrants has been allocated to the underlying shares of CoreWeave common stock issuable upon exercise of such New Tranche 1 Warrants, as described in footnote (1). Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	New Tranche 2 Warrants to purchase CoreWeave common stock
Amount Registered | shares	12,406,445
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(4)
Consists of CoreWeave New Tranche 2 Warrants to purchase shares of CoreWeave common stock issued in the Merger in exchange for Tranche 2 Warrants to purchase shares of Core Scientific common stock. The registration fee with respect to the CoreWeave New Tranche 2 Warrants has been allocated to the underlying shares of CoreWeave common stock issuable upon exercise of such New Tranche 2 Warrants, as described in footnote (1). Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.